                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):    [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JWM Partners, LLC
Address:  1 E Weaver St
          Greenwich, CT  06831

Form 13F File Number: 28-12675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Leahy
Title:    Member of Management Committee, JWMP Management, its managing member
Phone:    203-552-5400

Signature, Place, and Date of Signing:

Richard F. Leahy            Greenwich, CT            July 9, 2008
  [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number   Name

      28-_________________   _______________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: 12906
                                        (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number         Name


      _______     28-_________________         _______________________________

      [Repeat as necessary.]

       FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Science & Engineering COM              029429107      257     5000 SH       SOLE                     5000        0        0
Bed Bath & Beyond Inc          COM              075896100      309    11000 SH       SOLE                    11000        0        0
Bunge Ltd                      COM              G16962105      215     2000 SH       SOLE                     2000        0        0
Canadian National Railway Co   COM              136375102      721    15000 SH       SOLE                    15000        0        0
Carmax Inc                     COM              143130102      709    50000 SH       SOLE                    50000        0        0
Cemex SAB de CV                COM              151290889      617    25000 SH       SOLE                    25000        0        0
Costco Wholesale Corp          COM              22160K105      280     4000 SH       SOLE                     4000        0        0
Coventry Health Care Inc       COM              222862104      760    25000 SH       SOLE                    25000        0        0
Devon Energy Corp              COM              25179M103      240     2000 SH       SOLE                     2000        0        0
EOG Resources Inc              COM              26875P101      262     2000 SH       SOLE                     2000        0        0
Empresa Brasileira de Aeronaut COM              29081M102      397    15000 SH       SOLE                    15000        0        0
Expeditors International of Wa COM              302130109      301     7000 SH       SOLE                     7000        0        0
Fastenal Co                    COM              311900104      215     5000 SH       SOLE                     5000        0        0
Fuel Tech Inc                  COM              359523107      352    20000 SH       SOLE                    20000        0        0
Hexcel Corp                    COM              428291108      289    15000 SH       SOLE                    15000        0        0
J Crew Group Inc               COM              46612H402      330    10000 SH       SOLE                    10000        0        0
Morningstar Inc                COM              617700109      504     7000 SH       SOLE                     7000        0        0
Nexen Inc                      COM              65334H102      238     6000 SH       SOLE                     6000        0        0
Novo Nordisk A/S               COM              670100205      396     6000 SH       SOLE                     6000        0        0
Nucor Corp                     COM              670346105      373     5000 SH       SOLE                     5000        0        0
Nvidia Corp                    COM              67066G104      468    25000 SH       SOLE                    25000        0        0
PACCAR Inc                     COM              693718108      418    10000 SH       SOLE                    10000        0        0
Progressive Corp/The           COM              743315103      374    20000 SH       SOLE                    20000        0        0
Quality Systems Inc            COM              747582104      380    13000 SH       SOLE                    13000        0        0
Sasol Ltd                      COM              803866300      412     7000 SH       SOLE                     7000        0        0
Terex Corp                     COM              880779103      359     7000 SH       SOLE                     7000        0        0
Trinity Industries Inc         COM              896522109      346    10000 SH       SOLE                    10000        0        0
Veolia Environnement           COM              92334N103      558    10000 SH       SOLE                    10000        0        0
Walgreen Co                    COM              931422109      390    12000 SH       SOLE                    12000        0        0
Wells Fargo & Co               COM              949746101      356    15000 SH       SOLE                    15000        0        0
Western Union Co/The           COM              959802109      370    15000 SH       SOLE                    15000        0        0
Whole Foods Market Inc         COM              966837106      710    30000 SH       SOLE                    30000        0        0